Intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2021	477,865	45,974	667,697	9,724	125,810	1,327,070
Acquisition of subsidiaries	7,829	—	—	—	1,236	9,065
Purchases	—	—	1,331	418	17,093	18,842
Disposals	—	—	—	(7)	(926)	(933)
Reclassifications	—	—	—	95	(95)	—
Exchange differences	1,991	51	117	17	1,106	3,282
Accumulated acquisition values	487,685	46,025	669,145	10,247	144,224	1,357,326

Opening balance as of April 1, 2021	—	(19,387)	(606,140)	(7,338)	(62,891)	(695,756)
Amortization	—	(2,237)	(47,222)	(1,024)	(20,680)	(71,163)
Disposals	—	—	—	7	468	475
Exchange differences	—	—	(41)	8	(813)	(846)
Accumulated amortization	—	(21,624)	(653,403)	(8,347)	(83,916)	(767,290)

Opening balance as of April 1, 2021	(1,975)	—	—	(498)	(3,462)	(5,935)
Impairment	—	—	—	—	(543)	(543)
Reversal of impairment	—	—	—	—	95	95
Disposals	—	—	—	—	458	458
Exchange differences	(88)	—	—	—	3	(85)
Accumulated impairment	(2,063)	—	—	(498)	(3,449)	(6,010)

Net book value as of March 31, 2022	485,622	24,401	15,742	1,402	56,859	584,026

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other int. assets	Software	Total
Opening balance as of April 1, 2020	411,538	45,795	666,021	9,240	101,908	1,234,502
Acquisition of subsidiaries	63,776	—	—	1	5,223	69,000
Purchases	—	—	1,892	1,177	16,670	19,739
Disposals	—	—	(634)	(895)	(1,430)	(2,959)
Exchange differences	2,551	179	418	201	3,439	6,788
Accumulated acquisition values	477,865	45,974	667,697	9,724	125,810	1,327,070

Opening balance as of April 1, 2020	—	(17,150)	(533,549)	(7,277)	(40,425)	(598,401)
Amortization	—	(2,237)	(72,752)	(855)	(21,049)	(96,893)
Disposals	—	—	256	864	947	2,067
Exchange differences	—	—	(95)	(70)	(2,364)	(2,529)
Accumulated amortization	—	(19,387)	(606,140)	(7,338)	(62,891)	(695,756)

Opening balance as of April 1, 2020	(2,027)	—	—	(498)	(2,574)	(5,099)
Impairment	—	—	(356)	—	(874)	(1,230)
Disposals	—	—	356	—	—	356
Exchange differences	52	—	—	—	(14)	38
Accumulated impairment	(1,975)	—	—	(498)	(3,462)	(5,935)

Net book value as of March 31, 2021	475,890	26,587	61,557	1,888	59,457	625,379

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other int. assets	Software	Total
Opening balance as of April 1, 2019	413,499	45,941	660,325	7,999	81,024	1,208,788
Purchases	—	—	6,059	1,406	24,716	32,181
Disposals	—	—	—	(11)	(762)	(773)
Reclassifications	—	—	—	17	(3)	14
Exchange differences	(1,961)	(146)	(363)	(171)	(3,067)	(5,708)
Accumulated acquisition values	411,538	45,795	666,021	9,240	101,908	1,234,502

Opening balance as of April 1, 2019	—	(14,913)	(462,288)	(6,166)	(25,641)	(509,008)
Amortization	—	(2,237)	(71,325)	(1,203)	(17,165)	(91,930)
Disposals	—	—	—	10	586	596
Adjustments due to changes in accounting policies	—	—	(2)	—	—	(2)
Exchange differences	—	—	66	82	1,795	1,943
Accumulated amortization	—	(17,150)	(533,549)	(7,277)	(40,425)	(598,401)

Opening balance as of April 1, 2019	(2,109)	—	—	(498)	(1,551)	(4,158)
Impairment	—	—	—	—	(1,023)	(1,023)
Exchange differences	82	—	—	—	—	82
Accumulated impairment	(2,027)	—	—	(498)	(2,574)	(5,099)

Net book value as of March 31, 2020	409,511	28,645	132,472	1,465	58,909	631,002

Disclosure of Goodwill and Customer Relationships by Operating Segment	The following is a summary of goodwill allocation for each operating segment / business:

(EUR thousand)	As of March 31
Goodwill	2022	2021	2020
TFSS	361,879	361,470	360,311
AVPS	51,271	50,497	49,200
ZigZag	64,540	63,923	—
Yocuda	7,932	—	—
Total	485,622	475,890	409,511
The customer relationships have been split across the operating segments as follows:

(EUR thousand)	As of March 31
Customer relationships	2022	2021	2020	PPA initial valuation
TFSS	10,562	53,135	117,479	610,789
AVPS	2,112	3,698	8,090	44,256
Total	12,674	56,833	125,569	655,045